UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08268

Firsthand Funds

(Exact name of registrant as specified in charter)

150 Almaden Blvd., Suite 1250

San Jose, CA 95113

(Address of principal executive offices) (Zip code)

Firsthand Capital Management, Inc.

150 Almaden Blvd., Suite 1250

San Jose, CA 95113

(Name and address of agent for service)

Registrant's telephone number, including area code: (408) 624-9527

  Date of fiscal year end: December 31

  Date of reporting period: March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Firsthand Technology Opportunities Fund

Portfolio of Investments, March 31, 2019 (unaudited)

	SHARES	MARKET VALUE
Common Stocks — 77.9% ($254,296,904)
Cloud Computing — 1.5% ($4,827,500)
Box, Inc., Class A *	250,000	$4,827,500
Communications — 0.7% ($2,325,000)
ViaSat, Inc. *	30,000	2,325,000
Computer Storage Devices — 0.7% ($2,179,000)
Pure Storage, Inc., Class A *	100,000	2,179,000
Consumer Electronics — 4.9% ($16,074,400)
Fitbit, Inc., Class A *	100,000	592,000
Roku, Inc. *	240,000	15,482,400
Education — 3.4% ($11,054,800)
Chegg, Inc. *	290,000	11,054,800
Internet — 17.8% ($58,212,154)
Alibaba Group Holding, Ltd. - SP ADR *	25,000	4,561,250
Alphabet, Inc., Class C *	8,016	9,405,253
Amazon.com, Inc. *	6,000	10,684,500
Match Group, Inc.	100,000	5,661,000
Netflix, Inc. *	35,000	12,479,600
PayPal Holdings, Inc. *	40,000	4,153,600
Tencent Holdings, Ltd.	245,000	11,266,951
Networking — 9.6% ($31,447,200)
Arista Networks, Inc. *	70,000	22,012,200
Nutanix, Inc., Class A *	250,000	9,435,000
Other Electronics — 3.7% ($12,016,200)
Cree, Inc. *	210,000	12,016,200
Renewable Energy — 0.5% ($1,507,200)
SolarEdge Technologies, Inc. *	40,000	1,507,200
Semiconductor Equipment — 3.7% ($11,898,000)
Applied Materials, Inc.	300,000	11,898,000
Semiconductors — 7.1% ($23,314,800)
II-VI, Inc. *	220,000	8,192,800
NVIDIA Corp.	50,000	8,978,000
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	150,000	6,144,000
Services — 0.7% ($2,355,300)
Net 1 UEPS Technologies, Inc. *	30,000	107,700
Square, Inc., Class A *	30,000	2,247,600
Social Networking — 3.8% ($12,501,750)
Facebook, Inc., Class A *	75,000	12,501,750
Software — 19.8% ($64,583,600)
Adobe Systems, Inc. *	20,000	5,329,800
Guidewire Software, Inc. *	55,000	5,343,800
Microsoft Corp.	100,000	11,794,000
Palo Alto Networks, Inc. *	20,000	4,857,600
Proofpoint, Inc. *	40,000	4,857,200
Splunk, Inc. *	40,000	4,984,000
Twilio, Inc., Class A *	140,000	18,085,200
Workday, Inc., Class A *	30,000	5,785,500
Zscaler, Inc. *	50,000	3,546,500

INVESTMENT COMPANY — 21.7% ($70,852,188)
Fidelity Investments Money Market Funds - Treasury Portfolio (1)	70,852,188	70,852,188
Total Investments (Cost $219,336,604) — 99.6%		325,149,092
Other assets in excess of liabilities — 0.4%		1,199,360

Net Assets — 100.0%		$326,348,452

*	Non-income producing security.
(1)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.

ADR American Depositary Receipt

SP ADR Sponsored American Depositary Receipt

Firsthand Alternative Energy Fund

Portfolio of Investments, March 31, 2019 (unaudited)

	SHARES	MARKET VALUE
Common Stocks — 93.9% ($4,760,774)
Advanced Materials — 4.2% ($213,826)
Corning, Inc.	6,460	$213,826
SunEdison, Inc. *	21,130	0
Agriculture — 0.0% ($8)
GrowLife, Inc. *	1,000	8
Automotive — 0.1% ($2,327)
Garrett Motion, Inc. *	158	2,327
Biotech — 3.3% ($168,570)
GW Pharmaceuticals PLC ADR *	1,000	168,570
Electrical Equipment — 2.6% ($132,090)
ABB, Ltd. - SP ADR	7,000	132,090
Energy Efficiency — 10.2% ($515,774)
Honeywell International, Inc.	1,580	251,094
Itron, Inc. *	5,565	259,607
Resideo Technologies, Inc. *	263	5,073
Engineering Service — 3.7% ($188,700)
Quanta Services, Inc.	5,000	188,700
Environmental Services — 1.6% ($78,608)
Advanced Emissions Solutions, Inc.	6,800	78,608
Industrials — 7.9% ($401,115)
3M Co.	1,000	207,780
United Technologies Corp.	1,500	193,335
Intellectual Property — 0.0% ($1,451)
Silicon Genesis Corp., Common * (1)	181,407	1,451
Materials — 4.9% ($247,587)
Aspen Aerogels, Inc. *	35,000	89,250
Linde PLC	900	158,337
Other Electronics — 14.4% ($729,076)
Cree, Inc. *	8,000	457,760
Intevac, Inc. *	5,800	35,554
Koninklijke Philips Electronics N.V.	5,770	235,762
Renewable Energy — 29.6% ($1,502,960)
Amtech Systems, Inc. *	6,600	35,178
First Solar, Inc. *	5,000	264,200
Iberdrola S.A.	22,044	193,521
Motech Industries, Inc. *	58,069	15,638
Orion Energy Systems, Inc. *	14,000	12,397
Sharp Corp.	1,100	12,089
Siemens Gamesa Renewable Energy S.A.	7,271	115,779
SolarEdge Technologies, Inc. *	7,000	263,760
SunPower Corp., Class B *	19,931	129,751
Sunrun, Inc. *	5,000	70,300
ULVAC, Inc.	2,700	77,957
Vestas Wind Systems A.S.	3,000	252,750
Vivint Solar, Inc. *	12,000	59,640
Semiconductors — 8.0% ($405,582)
Power Integrations, Inc.	5,799	405,582
Waste & Environment Service — 3.4% ($173,100)
Covanta Holding Corp.	10,000	173,100
Preferred Stock — 0.0% ($842)
Intellectual Property — 0.0% ($842)
Silicon Genesis Corp., Series 1-C * (1)	152	70
Silicon Genesis Corp., Series 1-E * (1)	3,000	772
Investment Company — 6.1% ($307,252)
Fidelity Investments Money Market Funds - Treasury Portfolio (2)	307,252	307,252
Total Investments (Cost $5,152,003) — 100.0%		5,068,868
Other assets in excess of liabilities — 0.0%		2,356

Net Assets — 100.0%		$5,071,224

*	Non-income producing security.
(1)	Restricted/illiquid security (0.05% of net assets).
(2)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.

ADR American Depositary Receipt

PLC Public Limited Company

SP ADR Sponsored American Depositary Receipt

NOTES TO PORTFOLIO OF INVESTMENTS

March, 2019 (unaudited)

The following information is based upon the federal income tax cost of portfolio investments as March 31, 2019.

	Firsthand Technology Opportunities Fund	Firsthand Alternative Energy Fund
Gross unrealized appreciation	$108,711,926	$1,270,189
Gross unrealized depreciation	(2,899,438)	(1,353,324)
Net unrealized appreciation (depreciation)	$105,812,488	$(83,135)
Federal income tax cost, investments	$219,336,604	$5,152,003

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

Options—The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. The Funds may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The Funds may also write put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. As of March 31, 2019, the funds did not hold any options.

Short Positions—Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

NOTES TO PORTFOLIO OF INVESTMENTS - continued

March 31, 2019 (unaudited)

As of March 31, 2019, the Alternative Energy Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
ALTEX
Silicon Genesis Corp., Common Stock	September 2, 2008	109,855	$32,956	$879	0.0	%*
Silicon Genesis Corp., Common Stock	September 26, 2008	71,552	21,466	572	0.0	%*
Silicon Genesis Corp., Series 1-C Preferred Stock	September 2, 2008	152	46	70	0.0	%*
Silicon Genesis Corp., Series 1-E Preferred Stock	September 2, 2008	3,000	2,878	772	0.0	%*
			$57,346	$2,293	0.0	%*

*	Less than 0.05%

Each Fund, consistent with SEC guidelines, has an investment restriction providing that it cannot purchase additional restricted securities once such securities comprise 15% of a Fund’s net assets. The SEC considers a security to be illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. The restriction stems from the concern that, for an open-end mutual fund with daily redemption obligations, a high level of illiquid securities would increase the risk that a Fund may not be able to meet its daily redemption needs, because illiquid securities often take a longer period of time to sell, and may not necessarily be sold at that Fund’s then carrying value.

As of March 31, 2019, Kevin Landis represents the Funds and sits on the following private company’s board: Silicon Genesis Corporation. Serving on the boards of directors of the portfolio companies may cause conflicts of interest. The Adviser has adopted various procedures to ensure that the Fund will not be unfavorably affected by these potential conflicts.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation—A Fund’s portfolio of securities is valued as follows:

1.	Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.
2.	Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.
3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.
4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered, include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

NOTES TO PORTFOLIO OF INVESTMENTS - continued

March 31, 2019 (unaudited)

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access

Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of March 31, 2019:

FUND	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Firsthand Technology Opportunities Fund
Common Stocks
Cloud Computing	$4,827,500	$—	$—
Communications	2,325,000	—	—
Computer Storage Devices	2,179,000	—	—
Consumer Electronics	16,074,400	—	—
Education	11,054,800	—	—
Internet	58,212,154	—	—
Networking	31,447,200	—	—
Other Electronics	12,016,200	—	—
Renewable Energy	1,507,200	—	—
Semiconductor Equipment	11,898,000	—	—
Semiconductors	23,314,800	—	—
Services	2,355,300	—	—
Social Networking	12,501,750	—	—
Software	64,583,600	—	—
Total Common Stock	254,296,904	—	—
Investment Company	70,852,188	—	—
Total	$325,149,092	$—	$—

NOTES TO PORTFOLIO OF INVESTMENTS - continued

March 31, 2019 (unaudited)

FUND	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Firsthand Alternative Energy Fund
Common Stocks
Advanced Materials	$213,826	$—	$—
Agriculture	8	—	—
Automotive	2,327	—	—
Biotech	168,570	—	—
Electrical Equipment	132,090	—	—
Energy Efficiency	515,774	—	—
Engineering Service	188,700	—	—
Environmental Services	78,608	—	—
Industrials	401,115	—	—
Intellectual Property	—	—	1,451
Materials	247,587	—	—
Other Electronics	729,076	—	—
Renewable Energy	1,502,960	—	—
Semiconductors	405,582	—	—
Waste & Environment Service	173,100	—	—
Total Common Stocks	4,759,323	—	1,451
Preferred Stocks	—	—	842
Investment Company	307,252	—	—
Total	$5,066,575	$—	$2,293

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market.

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

Investments at Fair Value using Significant Unobservable Inputs (Level 3)	Balance as of 12/31/18	Net Purchases	Net Sales	Net realized gains/ (Losses)	Net unrealized appreciation (depreciation)	Transfers in (out) of Level 3	Balance as of 03/31/19
Common Stocks
Intellectual Property	$1,451	$—	$—	$—	$—	$—	$1,451
Preferred Stocks	842	—	—	—	—	—	842
Total	$2,293	$—	$—	$—	$—	$—	$2,293

NOTES TO PORTFOLIO OF INVESTMENTS - continued

March 31, 2019 (unaudited)

As of the period ended March 31, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President and Secretary

Date	May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President and Secretary

Date	May 29, 2019

By (Signature and Title)*	/s/ Omar Billawala
Omar Billawala, Treasurer

Date	May 29, 2019

*	Print the name and title of each signing officer under his or her signature.